CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($)	Members' Units Equity	Accumulated Other Comprehensive (Loss) Income	Total Members' Equity	Non-Controlling Interest	Total
Balance at the beginning at Dec. 31, 2017	$ 60,324,890	$ (2,442,023)	$ 57,882,867		$ 57,882,867
Net Income (Loss)	8,473,798		8,473,798		8,473,798
Other comprehensive income		(444,676)	(444,676)		(444,676)
Balance at the end at Dec. 31, 2018	71,183,688	(2,886,699)	68,296,989		68,296,989
Net Income (Loss)	$ 4,205,870		4,205,870		4,205,870
Other comprehensive income		361,997	361,997		361,997
Balance at the end at Dec. 31, 2019		(2,524,702)	110,460,717		110,460,717
Balance at the end (in shares) at Dec. 31, 2019	100,000
Common Stock, Value, Issued	$ 112,985,420				112,985,419
Members' Equity			110,460,718		110,460,717
Net Income (Loss)	21,734,710		21,734,710	$ (83,339)	21,651,371
Other comprehensive income		169,403	169,403		169,403
Distributions	(4,000,000)		(4,000,000)		(4,000,000)
Non-controlling interest issued capital				250,000	250,000
Balance at the end at Sep. 30, 2020	$ 130,720,130	(2,355,299)	128,364,831	166,661	128,531,492
Balance at the end (in shares) at Sep. 30, 2020	100,000
Balance at the beginning at Dec. 31, 2019		(2,524,702)	110,460,717		110,460,717
Balance at the beginning (in shares) at Dec. 31, 2019	100,000
Net Income (Loss)	$ 10,166,076		10,166,076	(126,959)	10,039,117
Other comprehensive income		570,907	570,907		570,907
Distributions	(4,000,000)		(4,000,000)		(4,000,000)
Non-controlling interest issued capital				250,000	250,000
Balance at the end at Dec. 31, 2020	$ 119,151,495	(1,953,795)	117,197,700	123,041	117,320,741
Balance at the end (in shares) at Dec. 31, 2020	100,000
Common Stock, Value, Issued					119,151,495
Members' Equity					117,197,700
Net Income (Loss)	$ 5,309,118		5,309,118	(203,673)	5,105,445
Other comprehensive income		51,078	51,078		51,078
Distributions	(4,056,000)		(4,056,000)		(4,056,000)
Non-controlling interest issued capital				500,000	500,000
Balance at the end at Sep. 30, 2021	$ 120,404,613	$ (1,902,717)	$ 118,501,896	$ 419,368	118,921,264
Balance at the end (in shares) at Sep. 30, 2021	100,000
Common Stock, Value, Issued					120,404,613
Members' Equity					$ 118,501,896